SILVANT SMALL-CAP GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—96.2%
Communication Services—1.8%
Cable One, Inc.	407	$511

Consumer Discretionary—12.2%
American Eagle Outfitters, Inc.	9,320	151
Boyd Gaming Corp.	8,727	209
Cavco Industries, Inc.(1)	948	182
Churchill Downs, Inc.	2,700	333
Etsy, Inc.(1)	4,139	234
Five Below, Inc.(1)	2,702	341
iRobot Corp.(1)(2)	2,513	155
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,244	131
Planet Fitness, Inc. Class A(1)	4,733	274
Roku, Inc.(1)	4,488	457
Shake Shack, Inc. Class A(1)	1,601	157
Texas Roadhouse, Inc.	9,290	488
Wingstop, Inc.	3,979	347

		3,459

Consumer Staples—3.1%
Inter Parfums, Inc.	3,773	264
J&J Snack Foods Corp.	1,376	264
WD-40 Co.	1,859	341

		869

Energy—0.7%
Cactus, Inc. Class A(1)	4,352	126
ProPetro Holding Corp.(1)	9,475	86

		212

Financials—6.3%
Ameris Bancorp	6,270	252
Ares Management Corp. Class A	7,623	204
Essent Group Ltd.	3,238	154
First Financial Bankshares, Inc.	11,722	391
Heritage Commerce Corp.	17,290	203
Independent Bank Group, Inc.	1,606	85
NMI Holdings, Inc. Class A(1)	5,128	135
RLI Corp.	3,834	356

		1,780

Health Care—25.5%
Alder Biopharmaceuticals, Inc.(1)	15,689	296
Bio-Techne Corp.	2,301	450
Chemed Corp.	1,589	663
Encompass Health Corp.	8,195	519
GW Pharmaceuticals plc ADR(1)(2)	2,095	241
HealthEquity, Inc.(1)	6,644	380
Insmed, Inc.(1)	5,270	93
Inspire Medical Systems, Inc.(1)	4,324	264

	Shares	Value

Health Care—continued
Insulet Corp.(1)	4,201	$693
Invitae Corp.(1)	9,068	175
LHC Group, Inc.(1)	3,409	387
MacroGenics, Inc.(1)	4,637	59
Madrigal Pharmaceuticals, Inc.(1)	1,291	111
Merit Medical Systems, Inc.(1)	7,570	231
Natera, Inc.(1)	9,493	311
Novocure Ltd.(1)	5,536	414
Penumbra, Inc.(1)	2,758	371
Phreesia, Inc.(1)	7,741	188
Reata Pharmaceuticals, Inc. Class A(1)	3,483	280
REGENXBIO, Inc.(1)	3,971	141
Sarepta Therapeutics, Inc.(1)	4,393	331
Tandem Diabetes Care, Inc.(1)	7,307	431
Ultragenyx Pharmaceutical, Inc.(1)	4,570	195

		7,224

Industrials—22.1%
Air Transport Services Group, Inc.(1)	12,216	257
ASGN, Inc.(1)	4,676	294
Barnes Group, Inc.	3,764	194
Brink’s Co. (The)	4,793	398
BWX Technologies, Inc.	3,626	207
Casella Waste Systems, Inc. Class A(1)	11,066	475
Chart Industries, Inc.(1)	5,212	325
ESCO Technologies, Inc.	1,459	116
Fair Isaac Corp.(1)	2,532	769
Forward Air Corp.	5,419	345
Herc Holdings, Inc.(1)	2,377	111
KAR Auction Services, Inc.	4,917	121
Kratos Defense & Security Solutions, Inc.(1)	14,832	276
Mercury Systems, Inc.(1)	7,788	632
Proto Labs, Inc.(1)	2,883	294
Saia, Inc.(1)	3,663	343
Simpson Manufacturing Co., Inc.	3,603	250
Teledyne Technologies, Inc.(1)	2,687	865

		6,272

Information Technology—19.5%
Coupa Software, Inc.(1)	3,351	434
Everbridge, Inc.(1)	4,521	279
Five9, Inc.(1)	9,094	489
II-VI, Inc.(1)	12,387	436
InterXion Holding N.V.(1)	10,333	842
LivePerson, Inc.(1)	3,192	114
Paycom Software, Inc.(1)	1,184	248
Proofpoint, Inc.(1)	2,416	312
PROS Holdings, Inc.(1)	1,664	99
Q2 Holdings, Inc.(1)	13,572	1,070

	Shares	Value

Information Technology—continued
Rogers Corp.(1)	1,773	$242
ShotSpotter, Inc.(1)	5,021	116
ViaSat, Inc.(1)	6,891	519
Workiva, Inc.(1)	7,626	334

		5,534

Materials—5.0%
Ashland Global Holdings, Inc.	2,663	205
Balchem Corp.	5,551	551
Quaker Chemical Corp.	2,493	394
W.R. Grace & Co.	4,143	277

		1,427

TOTAL COMMON STOCKS (Identified Cost $20,927)		27,288
TOTAL LONG-TERM INVESTMENTS—96.2% (Identified Cost $20,927)		27,288
SHORT-TERM INVESTMENT—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(3)	462,688	463
TOTAL SHORT-TERM INVESTMENT (Identified Cost $463)		463
SECURITIES LENDING COLLATERAL—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(3)(4)	395,822	396

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $396)		396
TOTAL INVESTMENTS—99.2% (Identified Cost $21,786)		$28,147
Other assets and liabilities, net—0.8%		217

NET ASSETS—100.0%		$28,364

Abbreviation:
ADR American Depositary Receipt

See Notes to Schedule of Investments.

SILVANT SMALL-CAP GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

Footnote Legend:

(1)  Non-income producing.

(2)  All or a portion of security is on loan.

(3)  Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

(4)  Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†

United States	94%
Netherlands	3
Jersey	1
United Kingdom	1
Bermuda	1
Total Investments	100%
† % of total investments as of September 30, 2019.

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$27,288	$27,288
Securities Lending Collateral	396	396
Money Market Mutual Fund	463	463

Total Investments	$28,147	$28,147

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

See Notes to Schedule of Investments.

SILVANT SMALL-CAP GROWTH STOCK FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

3